U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name and address of issuer:  Prudential
          Value  Fund (formerly Prudential Equity
          Income   Fund),  100  Mulberry  Street,
          Gateway Center Three, Newark, NJ 07102-
          4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes): [X]

     3.   Investment  Company  Act  File  Number:
          File No. 811-4864
          Securities Act File Number: 33-9269

     4(a).Last day of fiscal year for which this notice is filed: October 31, 2000.

      (b).[  ]  Check box if this Form  is  being
          filed  late (i.e. more than 90 calendar
          days  after  the  end of  the  issuer's
          fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is being  filed  late,
          interest   must   be   paid   on    the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                 reliance    on    rule    24(f):
$605,094,118

          (ii)   Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                       (if           applicable):
$943,470,572

          (iii)  Aggregate  price  of  securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October
              11,1995  that  were not  previously
          used
              to reduce registration fees payable
          to
                        the           Commission.
          $270,449,232

        (iv)      Total available redemption credits
                 [add  items  5(ii) and  5(iii)].
        $1,213,919,804

         (v)  Net sales - If item 5(i)is greater
              than  Item  5  (iv) [subtract  item
         5(iv)
                    from        item        5(i).
         $    0
        (vi)      Redemption credits available for use
                in future years.
                 -if  item 5(i)is less than  item
        5(iv)
                  [subtract  item  5(i)from  item
        (5(iv)]  $(608,825,686)

          (vii)    Multiplier   for   determining
     registration
             fee. (See instruction C.9):        X
        .000250

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                  no       fee      is       due.
      =$   0
      6.   Prepaid Shares

         If   the  response  to  item  5(i)   was
         determined   by           deducting   an
         amount    of   securities   that    were
         registered under the Securities  Act  of
         1933 pursuant to rule 24e-2 as in effect
         before October 11, 1997, then report the
         amount  of securities (number of  shares
         or    other   units)   deducted    here:
         .  If  there  is a number of  shares  or
         other   units   that   were   registered
         pursuant to rule 24e-2 remaining  unsold
         at  the end of the fiscal year for which
         this  form  is filed that are  available
         for  use by the issuer in future  fiscal
         years,  then  state  that  number  here:
         .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's  fiscal year (See  Instruction
      D): +$

      8. Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                         line                 7]:
      =$   0

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository: N/A

         Method of Delivery:  N/A

                     [ ]  Wire Transfer
                     [ ]  Mail or other means





                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Marguerite E.H.
Morrison
                                Marguerite   E.H.
Morrison
                              Secretary


     Date:  January 12, 2001





































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